October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Muni Income Active ETF | HYMU | Cboe BZX

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 4.7%
Black Belt Energy Gas District RB
5.25%, 05/01/55	$1,000	$1,082,802
5.50%, 10/01/54	2,000	2,197,835
Energy Southeast A Cooperative District RB, 5.25%, 07/01/54	600	646,599
Hoover Industrial Development Board RB AMT, 5.75%, 10/01/49	3,250	3,371,326
Mobile County Industrial Development Authority RB AMT, 5.00%, 06/01/54	800	812,473
Southeast Alabama Gas Supply District (The) RB, 5.00%, 08/01/54	1,000	1,068,218
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53	100	107,066
Stadium Trace Village Improvement District (The) RB, 3.63%, 03/01/36	1,290	1,172,184
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44(a)	175	176,721
		10,635,224
Arizona — 2.6%
Arizona Industrial Development Authority RB
4.50%, 07/01/29(a)	690	686,175
5.25%, 07/01/37(a)	155	155,412
Glendale Industrial Development Authority RB
4.00%, 05/15/28	380	375,066
5.00%, 05/15/41	1,500	1,502,395
5.00%, 05/15/56	290	272,515
Industrial Development Authority of the City of Phoenix Arizona (The) RB, 5.00%, 07/01/46(a)	1,000	1,001,454
Maricopa County Industrial Development Authority RB AMT, 4.00%, 10/15/47(a)	200	177,097
Sierra Vista Industrial Development Authority RB
5.00%, 06/15/34(a)	1,000	1,032,468
5.75%, 06/15/53(a)	160	164,678
6.38%, 06/15/64(a)	500	503,569
		5,870,829
Arkansas — 1.2%
Arkansas Development Finance Authority RB AMT
4.50%, 09/01/49(a)	1,250	1,212,178
4.75%, 09/01/49(a)	150	147,099
5.45%, 09/01/52	150	154,141
6.88%, 07/01/48(a)	1,000	1,099,865
		2,613,283
California — 6.6%
California County Tobacco Securitization Agency RB
0.00%, 06/01/55(b)	2,955	253,213
5.00%, 06/01/47	1,370	1,351,025
California Enterprise Development Authority RB, 5.00%, 07/01/50(a)	600	587,104
California Infrastructure & Economic Development Bank RB AMT, 8.00%, 01/01/50(a)	2,595	2,673,271
California Municipal Finance Authority RB
5.00%, 11/15/39	1,000	1,014,551
5.50%, 06/01/38(a)	800	800,412
5.88%, 05/01/59(a)	200	205,525
California Municipal Finance Authority RB AMT, 4.00%, 07/15/29	1,000	994,276
California Municipal Finance Authority ST, 5.00%, 09/01/54	100	103,768
California Pollution Control Financing Authority RB, 5.00%, 07/01/39(a)	500	515,034
California School Finance Authority RB, 5.00%, 06/01/44(a)	1,000	1,005,032
Security	Par (000)	Value
California
California Statewide Communities Development Authority RB
5.00%, 12/01/41(a)	$500	$505,351
5.00%, 12/01/46(a)	1,000	1,008,281
California Statewide Financing Authority RB, 0.00%, 06/01/55(a)(b)	4,250	262,491
CSCDA Community Improvement Authority RB
3.25%, 04/01/57(a)	100	70,659
4.00%, 10/01/46(a)	250	196,083
4.00%, 07/01/56(a)	250	201,456
4.00%, 07/01/58(a)	100	69,202
Golden State Tobacco Securitization Corp. RB
0.00%, 06/01/66(b)	9,395	1,012,754
5.00%, 06/01/51	1,000	1,051,515
Inland Empire Tobacco Securitization Corp. RB, 0.00%, 06/01/36(b)	1,205	557,515
Rancho Mirage Community Facilities District ST, 5.00%, 09/01/54	500	506,039
		14,944,557
Colorado — 1.8%
Colorado Educational & Cultural Facilities Authority RB
4.00%, 12/01/30(a)	100	95,121
4.00%, 07/01/31(a)	125	120,140
Colorado Health Facilities Authority RB
5.00%, 05/15/49	100	67,945
5.25%, 11/01/39	65	71,702
Four Corners Business Improvement District GOL, 6.00%, 12/01/52	1,500	1,525,912
Loretto Heights Community Authority RB, 4.88%, 12/01/51	500	403,881
North Range Metropolitan District No. 3 GOL, 5.25%, 12/01/50	500	503,345
Pueblo Urban Renewal Authority TA
4.75%, 12/01/45(a)	100	67,750
Series B, 0.00%, 12/01/25(a)(b)	150	133,500
Riverpark Metropolitan District/Arapahoe County GOL, 6.38%, 12/01/54	1,000	1,014,178
		4,003,474
Connecticut — 0.8%
Connecticut Housing Finance Authority RB, 4.65%, 11/15/51 (GNMA/FNMA/FHLMC)	1,000	989,389
Connecticut State Health & Educational Facilities Authority RB
5.00%, 01/01/55(a)	100	83,968
5.38%, 07/01/54	205	209,594
Mohegan Tribal Finance Authority RB, 7.00%, 02/01/45(a)	455	454,385
		1,737,336
Delaware — 0.2%
Affordable Housing Opportunities Trust RB, 6.88%, 05/01/39(a)	40	38,631
Town of Bridgeville Delaware ST
5.25%, 07/01/44(a)	100	105,141
5.63%, 07/01/53(a)	100	105,955
Town of Milton Delaware ST
5.70%, 09/01/44(a)	100	100,941
5.95%, 09/01/53(a)	100	101,547
		452,215
District of Columbia — 0.5%
District of Columbia RB, 5.00%, 06/01/46	500	501,382
District of Columbia RB AMT, 5.50%, 02/28/37	90	102,292
District of Columbia Tobacco Settlement Financing Corp. RB, Series C, 0.00%, 06/15/55(b)	6,100	595,362
		1,199,036

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 17.4%
Antillia Community Development District Special Assessment, 5.88%, 05/01/54	$500	$512,448
Avenir Community Development District Special Assessment, 4.75%, 11/01/50(a)	3,500	3,404,571
Babcock Ranch Community Independent Special District Special Assessment
4.25%, 05/01/32	100	97,445
5.00%, 05/01/42	1,000	982,466
Bella Collina Community Development District Special Assessment, 5.00%, 05/01/44	500	485,244
Berry Bay II Community Development District Special Assessment
4.45%, 05/01/31	250	247,093
5.45%, 05/01/54	100	95,848
Boggy Creek Improvement District Special Assessment, 5.13%, 05/01/43	480	475,954
Brevard County Health Facilities Authority RB, 4.00%, 11/15/32(a)	150	139,295
Buckhead Trails Community Development District Special Assessment, 5.60%, 05/01/44	250	247,382
Cabot Citrus Farms Community Development District Special Assessment, 5.25%, 03/01/29	500	508,528
Capital Projects Finance Authority/Florida RB, 6.63%, 06/15/59(a)	100	104,135
Capital Trust Agency Inc. RB
0.00%, 07/01/61(a)(b)	1,740	127,920
4.88%, 06/15/56(a)	100	76,161
5.00%, 12/15/49	750	730,401
5.38%, 06/15/48(a)	230	230,418
Capital Trust Authority RB, 5.00%, 07/01/39(a)	1,475	1,489,229
Central Parc Community Development District Special Assessment, 6.00%, 05/01/54	100	101,697
Charlotte County Industrial Development Authority/Florida RB, 5.00%, 10/01/49(a)	250	245,663
Charlotte County Industrial Development Authority/Florida RB AMT, 4.00%, 10/01/51(a)	250	207,591
Coral Creek Community Development District Special Assessment, 5.75%, 05/01/54	250	253,940
County of Lake Florida RB
5.00%, 01/15/39(a)	1,350	1,354,418
5.00%, 01/15/54(a)	850	803,128
Crossings Community Development District Special Assessment
4.75%, 05/01/31	300	301,174
5.35%, 05/01/44	1,000	1,008,287
5.60%, 05/01/54	700	703,451
Crosswinds East Community Development District Special Assessment, 5.75%, 05/01/54	250	253,940
Darby Community Development District Special Assessment, 5.88%, 05/01/35	230	236,134
Escambia County Health Facilities Authority RB, 5.00%, 08/15/40	1,000	1,029,299
Florida Development Finance Corp. RB
6.00%, 06/15/50	400	409,013
Series A, 5.13%, 06/15/55(a)	500	436,158
Florida Development Finance Corp. RB AMT
4.38%, 10/01/54(a)	880	878,193
8.25%, 07/01/57(a)	500	509,618
12.00%, 07/15/32(a)	725	759,203
Gardens at Hammock Beach Community Development District Special Assessment, 5.88%, 05/01/55	180	178,041
Golden Gem Community Development District Special Assessment, 6.00%, 05/01/55	500	508,485
Hammock Oaks Community Development District Special Assessment, 5.85%, 05/01/44	100	101,923
Security	Par (000)	Value
Florida
Hickory Tree Community Development District Special Assessment, 5.15%, 05/01/44	$1,000	$976,585
Hobe-St Lucie Conservancy District Special Assessment, 5.88%, 05/01/55	250	255,880
Hyde Park Community Development District No. 1 Special Assessment, 5.25%, 05/01/34	1,705	1,779,721
Lakes of Sarasota Community Development District Special Assessment
5.25%, 05/01/34	2,325	2,383,040
Series B-1, 4.30%, 05/01/51	220	192,496
Lakewood Ranch Stewardship District Special Assessment
5.25%, 05/01/44	580	580,278
5.55%, 05/01/54	250	251,636
Lee County Industrial Development Authority/Florida RB, 4.75%, 11/15/29	250	250,614
LT Ranch Community Development District Special Assessment, 5.85%, 05/01/54	250	255,767
LTC Ranch West Residential Community Development District Special Assessment
4.75%, 05/01/31	345	346,350
5.38%, 05/01/44	530	535,434
6.00%, 05/01/54	250	249,266
Malabar Springs Community Development District Special Assessment, 4.50%, 05/01/31	500	495,239
Marion Ranch Community Development District Special Assessment, 5.95%, 05/01/54	500	512,695
Normandy Community Development District Special Assessment, 5.30%, 05/01/44(a)	1,500	1,454,452
North AR-1 Pasco Community Development District Special Assessment
5.75%, 05/01/44	100	103,765
6.00%, 05/01/54	100	102,396
Parrish Lakes Community Development District Special Assessment, 5.80%, 05/01/54	140	142,427
Parrish Plantation Community Development District Special Assessment, 5.63%, 05/01/44	250	257,096
Poitras East Community Development District Special Assessment, 5.25%, 05/01/52	100	96,619
Sawyers Landing Community Development District Special Assessment, 4.25%, 05/01/53	1,000	819,295
Seagrove Community Development District Special Assessment, 4.88%, 06/15/44	750	724,193
Seminole Palms Community Development District Special Assessment, 5.20%, 05/01/44(a)	500	485,401
Shadowlawn Community Development District Special Assessment, 5.85%, 05/01/54	500	511,535
Somerset Bay Community Development District Special Assessment, 5.90%, 05/01/54(a)	500	508,504
Two Lakes Community Development District Special Assessment, 5.00%, 05/01/44	1,000	1,039,012
Two Rivers West Community Development District Special Assessment, 5.88%, 05/01/54(a)	105	107,133
Viera Stewardship District Special Assessment, 5.50%, 05/01/54	300	298,504
Village Community Development District No. 14 Special Assessment
5.38%, 05/01/42	100	103,373
5.50%, 05/01/53	100	102,490
Village Community Development District No. 15 Special Assessment
4.55%, 05/01/44(a)	1,000	999,823
5.25%, 05/01/54(a)	100	103,182
West Villages Improvement District Special Assessment
4.75%, 05/01/39	1,750	1,743,458

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida
5.63%, 05/01/54	$100	$100,662
Westside Haines City Community Development District Special Assessment, 6.00%, 05/01/54	100	103,404
		39,205,619
Georgia — 0.8%
Atlanta Development Authority (The) TA
5.00%, 04/01/34(a)	180	181,512
5.50%, 04/01/39(a)	280	284,894
Atlanta Urban Redevelopment Agency RB, 3.88%, 07/01/51(a)	100	78,405
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38(a)	275	277,201
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52	1,000	1,054,467
		1,876,479
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 12/01/38(a)	625	622,486
Illinois — 1.9%
Chicago Board of Education GO
5.00%, 12/01/46	1,000	991,721
5.00%, 12/01/46	475	469,409
5.00%, 12/01/46	500	487,506
5.00%, 12/01/47	500	494,399
Chicago O'Hare International Airport RB, Series D, 5.00%, 01/01/46	500	500,919
Metropolitan Pier & Exposition Authority RB, 4.00%, 06/15/50	175	161,024
State of Illinois GO, 5.00%, 12/01/46	1,000	1,049,426
		4,154,404
Indiana — 0.4%
City of Valparaiso Indiana RB AMT, 4.50%, 01/01/34(a)	100	102,747
Indiana Finance Authority RB
Class A,4.13%, 12/01/26	640	640,586
5.50%, 09/15/44	110	116,856
		860,189
Kansas — 0.0%
City of Manhattan Kansas RB, 4.00%, 06/01/25	105	104,774
Kentucky — 1.0%
City of Henderson Kentucky RB AMT, 4.70%, 01/01/52(a)	650	628,095
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/41	1,000	1,013,878
Kentucky Public Energy Authority RB, 4.00%, 02/01/50	500	501,874
		2,143,847
Louisiana — 0.9%
Louisiana Public Facilities Authority RB
5.00%, 06/01/39(a)	1,285	1,270,654
5.00%, 12/15/43(a)	665	654,330
6.50%, 06/01/62(a)	100	98,670
		2,023,654
Maine — 0.1%
Finance Authority of Maine RB AMT, 8.00%, 12/01/51(a)	100	36,096
Maine Health & Higher Educational Facilities Authority RB, 4.00%, 07/01/37(a)	260	239,816
		275,912
Maryland — 0.3%
City of Baltimore Maryland RB, 4.50%, 06/01/33	100	99,463
Maryland Economic Development Corp. RB AMT, 5.25%, 06/30/55	315	328,332
Security	Par (000)	Value
Maryland
Maryland Health & Higher Educational Facilities Authority RB, 5.50%, 01/01/46	$245	$248,571
		676,366
Massachusetts — 0.0%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/57(a)	100	100,017
Michigan — 0.4%
City of Detroit Michigan GOL, Series B-1, 4.00%, 04/01/44	350	281,596
Michigan Strategic Fund RB AMT, 4.00%, 10/01/61	550	548,269
		829,865
Minnesota — 0.1%
City of Forest Lake Minnesota RB, 5.00%, 07/01/56	260	219,450
Missouri — 0.4%
Industrial Development Authority of the City of St Louis Missouri (The) RB, 5.75%, 06/15/54	250	255,406
Kansas City Industrial Development Authority RB
5.00%, 06/01/46(a)	115	112,960
5.00%, 06/01/54(a)	100	95,923
St Louis County Industrial Development Authority RB, 5.25%, 09/01/53	500	497,052
		961,341
Nebraska — 0.2%
Central Plains Energy Project RB, 5.00%, 05/01/53	475	499,615
Nevada — 1.1%
City of Las Vegas Nevada Special Improvement District No. 613 Special Assessment, 5.50%, 12/01/53	250	252,968
State of Nevada Department of Business & Industry RB, 5.00%, 12/15/48(a)	1,500	1,438,261
State of Nevada Department of Business & Industry RB AMT, 8.13%, 01/01/50	260	267,841
Tahoe-Douglas Visitors Authority, 5.00%, 07/01/51	500	503,394
		2,462,464
New Hampshire — 1.2%
New Hampshire Business Finance Authority RB
3.63%, 07/01/43(a)	250	209,119
5.25%, 12/01/35(a)	1,250	1,207,648
5.38%, 12/15/35(a)	1,345	1,313,162
		2,729,929
New Jersey — 2.8%
Casino Reinvestment Development Authority Inc. RB, 5.25%, 11/01/39	475	475,000
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50	735	706,651
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/46	5,000	5,010,396
		6,192,047
New York — 8.4%
Build NYC Resource Corp. RB
5.25%, 06/15/43(a)	500	505,479
5.50%, 06/15/63(a)	250	254,287
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/54	1,000	1,091,856
New York Liberty Development Corp. RB
5.00%, 11/15/44(a)	500	497,612
5.38%, 11/15/40(a)	550	550,078
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50(a)	250	260,718
New York Transportation Development Corp RB AMT, 5.38%, 06/30/60	4,000	4,130,398
New York Transportation Development Corp. RB, 5.00%, 12/01/38	500	530,690

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York
New York Transportation Development Corp. RB AMT
3.00%, 08/01/31	$1,000	$931,795
5.00%, 01/01/25	750	750,790
5.00%, 01/01/30	250	257,673
5.00%, 10/01/40	2,310	2,385,188
5.50%, 06/30/60	6,000	6,317,336
Suffolk Regional Off-Track Betting Co. RB
5.00%, 12/01/34	100	100,966
5.75%, 12/01/44	200	205,019
6.00%, 12/01/53	200	206,479
		18,976,364
North Carolina — 0.6%
North Carolina Medical Care Commission RB
5.00%, 09/01/34	900	918,928
5.13%, 10/01/54	500	512,796
		1,431,724
North Dakota — 0.3%
North Dakota Housing Finance Agency RB, 4.70%, 07/01/49	750	735,289
Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority RB
0.00%, 06/01/57(b)	5,260	485,184
Series B2, 5.00%, 06/01/55	1,410	1,271,575
County of Cuyahoga Ohio RB, 5.25%, 02/15/47	500	504,442
County of Franklin Ohio RB, 4.00%, 07/01/45	100	83,458
Hickory Chase Community Authority RB, 5.00%, 12/01/40(a)	340	331,931
Ohio Air Quality Development Authority RB AMT, 4.50%, 01/15/48(a)	2,400	2,270,667
Port of Greater Cincinnati Development Authority RB
3.75%, 12/01/31(a)	240	226,915
4.25%, 12/01/50(a)	260	233,069
		5,407,241
Oklahoma — 1.0%
Oklahoma Development Finance Authority RB
5.50%, 08/15/52	500	511,847
Series A-2, 7.25%, 09/01/51(a)	250	248,968
Tulsa Airports Improvement Trust RB AMT, 5.00%, 06/01/35	600	603,054
Tulsa Authority for Economic Opportunity TA, 4.38%, 12/01/41(a)	100	89,749
Tulsa County Industrial Authority RB
5.00%, 11/15/32	335	340,465
5.00%, 11/15/38	500	500,041
		2,294,124
Oregon — 1.1%
Clackamas County Hospital Facility Authority RB, 5.00%, 05/15/48	425	397,521
Port of Morrow Oregon GOL, 5.15%, 10/01/26(a)	1,570	1,585,120
Yamhill County Hospital Authority RB, 5.00%, 11/15/51	550	473,787
		2,456,428
Pennsylvania — 1.9%
Allegheny Community Broadband Inc. RB, 7.50%, 09/01/35(a)	255	254,469
Allentown Neighborhood Improvement Zone Development Authority RB
5.00%, 05/01/42(a)	470	481,159
5.25%, 05/01/42(a)	1,000	1,011,930
Beaver County Industrial Development Authority RB, 3.75%, 10/01/47	295	256,121
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39	390	370,699
Security	Par (000)	Value
Pennsylvania
Doylestown Hospital Authority RB
5.00%, 07/01/31(a)	$100	$104,080
5.38%, 07/01/39(a)	100	107,692
Lancaster County Hospital Authority/Pennsylvania RB, 5.25%, 07/01/41	100	99,300
Pennsylvania Economic Development Financing Authority RB
5.25%, 12/01/37	230	232,880
5.25%, 12/01/38	130	131,627
Pennsylvania Economic Development Financing Authority RB AMT
5.25%, 06/30/53	100	102,873
5.75%, 06/30/48	860	919,856
Pennsylvania Higher Education Assistance Agency RB AMT, 5.00%, 06/01/51	100	98,860
		4,171,546
Puerto Rico — 9.8%
Children's Trust Fund RB, Series A, 0.00%, 05/15/57(b)	1,180	75,583
Commonwealth of Puerto Rico GO
0.00%, 07/01/33(b)	515	348,643
4.00%, 07/01/35	812	800,325
4.00%, 07/01/37	3,000	2,933,012
4.00%, 07/01/41	145	137,157
Commonwealth of Puerto Rico Notes
0.00%, 10/01/31(c)(d)	4,735	2,586,504
0.00%, 10/01/47(c)(d)	1,426	459,780
1.00%, 10/01/31(c)(d)	696	455,132
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB, 4.00%, 07/01/42(a)	1,000	951,020
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
0.00%, 07/01/46(b)	3,275	1,050,039
5.00%, 07/01/58	7,536	7,545,079
Series A-2, 4.78%, 07/01/58	4,752	4,700,664
		22,042,938
Rhode Island — 0.9%
Rhode Island Housing & Mortgage Finance Corp. RB, 4.75%, 10/01/54 (GNMA)	1,850	1,857,871
Tobacco Settlement Financing Corp./Rhode Island RB, 5.00%, 06/01/50	60	60,027
		1,917,898
South Carolina — 0.2%
City of Hardeeville South Carolina Special Assessment, 4.00%, 05/01/52(a)	100	73,495
Patriots Energy Group Financing Agency RB, 5.25%, 10/01/54	160	172,870
South Carolina Jobs-Economic Development Authority RB
5.00%, 11/15/54	100	95,201
7.50%, 08/15/62(a)	25	24,167
		365,733
Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, 5.00%, 10/01/37	345	357,036
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, 0.00%, 06/01/43(a)(b)	100	39,616
Metropolitan Nashville Airport Authority (The) RB AMT, 5.50%, 07/01/52	500	538,685
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53	500	539,805
		1,475,142

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 6.2%
Angelina & Neches River Authority RB AMT, Series A, Class A,7.50%, 12/01/45(a)	$100	$69,422
Arlington Higher Education Finance Corp. RB
4.50%, 06/15/44(a)	830	782,933
5.00%, 06/15/51	1,000	900,151
5.75%, 08/15/62	250	227,335
7.88%, 11/01/62(a)	25	26,158
Bexar County Health Facilities Development Corp. RB
4.00%, 07/15/45	375	296,272
5.00%, 07/15/25	130	130,282
5.00%, 07/15/26	110	110,534
City of Anna Texas Special Assessment, 5.75%, 09/15/54(a)	100	100,286
City of Celina Texas Special Assessment, 5.50%, 09/01/53(a)	1,000	1,009,558
City of Corpus Christi Texas Special Assessment
5.38%, 09/15/31	100	98,977
6.13%, 09/15/44	100	96,472
6.50%, 09/15/54	103	100,525
City of Fate Texas Special Assessment, 5.75%, 08/15/54(a)	500	510,903
City of Houston Texas Airport System Revenue RB AMT, 5.00%, 07/15/27	1,250	1,275,237
City of Marble Falls Texas Special Assessment, 6.38%, 09/01/44(a)	500	485,176
City of Mesquite Texas Special Assessment, 5.75%, 09/01/53(a)	250	254,622
City of Oak Point Texas Special Assessment
4.70%, 09/15/31(a)	200	198,423
5.25%, 09/15/54(a)	125	117,885
5.35%, 09/15/44(a)	550	530,562
City of Princeton Texas Special Assessment
4.25%, 09/01/31(a)	25	24,791
4.38%, 09/01/31(a)	50	49,573
5.00%, 09/01/44(a)	50	48,681
5.13%, 09/01/44(a)	75	73,233
5.25%, 09/01/54(a)	75	72,495
5.38%, 09/01/54(a)	75	72,776
Clifton Higher Education Finance Corp. RB, 5.00%, 06/15/34(a)	200	191,109
Mesquite Housing Finance Corp. (The) RB, 4.53%, 02/01/44 (FNMA)	1,000	984,290
New Hope Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/50(a)	1,000	950,979
5.00%, 08/15/51(a)	1,000	988,365
5.00%, 01/01/55	100	81,609
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30(a)	250	236,660
Port Beaumont Navigation District RB AMT, 4.00%, 01/01/50(a)	1,810	1,525,779
Port of Beaumont Navigation District RB AMT
5.00%, 01/01/39(a)	270	274,314
5.13%, 01/01/44(a)	370	374,274
5.25%, 01/01/54(a)	600	599,988
		13,870,629
Utah — 1.8%
Black Desert Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	100	101,892
SkyRidge Pegasus Infrastructure Financing District Special Assessment, 5.25%, 12/01/44(a)	495	489,176
Utah Charter School Finance Authority RB
3.25%, 06/15/31(a)	995	928,217
5.00%, 06/15/40(a)	1,450	1,438,338
5.00%, 10/15/44 (UT CSCE)	500	500,150
Security	Par (000)	Value
Utah
Utah Infrastructure Agency RB
5.50%, 10/15/44	$55	$59,962
5.50%, 10/15/48	50	53,916
Wood Ranch Public Infrastructure District Special Assessment, 5.63%, 12/01/53(a)	500	509,833
		4,081,484
Vermont — 0.0%
East Central Vermont Telecommunications District RB, 4.50%, 12/01/44(a)	100	83,015
Virginia — 0.8%
James City County Economic Development Authority RB, 5.25%, 12/01/27	100	100,081
Tobacco Settlement Financing Corp./Virginia RB, Series B1, 5.00%, 06/01/47	1,725	1,668,216
Virginia Beach Development Authority RB, 5.38%, 09/01/29	100	102,588
		1,870,885
Washington — 1.8%
County of King Washington Sewer Revenue RB, 4.00%, 07/01/39	500	489,827
Washington State Housing Finance Commission RB
3.95%, 07/01/29(a)	295	283,487
4.00%, 07/01/25(a)	270	268,534
4.75%, 01/01/34(a)	945	909,994
5.00%, 01/01/26(a)	500	501,590
5.50%, 01/01/44(a)	1,000	982,036
6.00%, 07/01/59	500	499,749
		3,935,217
Wisconsin — 4.4%
Public Finance Authority, 7.75%, 07/01/43(a)	310	319,031
Public Finance Authority RB
5.00%, 06/15/29(a)	285	290,553
5.00%, 07/15/30(a)	500	510,029
5.00%, 06/15/31(a)	315	319,491
5.00%, 12/15/34(a)	825	853,156
5.00%, 06/15/56(a)	25	21,067
5.25%, 12/01/51(a)	65	43,792
5.50%, 11/15/32(a)	2,000	1,947,215
5.50%, 12/15/32(a)	730	710,408
5.75%, 12/15/33(a)	1,500	1,463,396
7.50%, 07/01/59(a)	1,000	1,105,676
12.00%, 05/16/29(a)	105	106,473
Series A, 5.00%, 06/15/55(a)	500	411,412
Public Finance Authority RB AMT, 4.25%, 07/01/54	250	206,646
Public Finance Authority TA, 5.00%, 06/01/41(a)	1,000	1,020,604
Wisconsin Health & Educational Facilities Authority RB, 5.75%, 08/15/54	500	534,748
		9,863,697
Total Long-Term Investments — 90.0% (Cost: $200,872,803)		202,373,766

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Liquidity Funds: MuniCash, 3.19%(e)(f)	21,917,776	$21,919,968
Total Short-Term Securities — 9.8% (Cost: $21,919,879)		21,919,968
Total Investments — 99.8% (Cost: $222,792,682)		224,293,734
Other Assets Less Liabilities — 0.2%		542,148
Net Assets — 100.0%		$224,835,882

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$8,706,028	$13,213,940 (a)	$—	$—	$—	$21,919,968	21,917,776	$145,396	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$202,373,766	$—	$202,373,766
Short-Term Securities
Money Market Funds	21,919,968	—	—	21,919,968
	$21,919,968	$202,373,766	$—	$224,293,734

Schedule of Investments (unaudited)
October 31, 2024
iShares® High Yield Muni Income Active ETF
(Formerly BlackRock High Yield Muni Income Bond ETF)

Portfolio Abbreviation
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond
ST	Special Tax
TA	Tax Allocation